Impairment of assets	12 Months Ended
Dec. 31, 2021
Impairment Of Assets [Abstract]
Impairment of assets
18	Impairment of assets
For the fiscal year ended on December 31, 2021, the Company p
e
rformed impairment tests over its long-lived assets (fixed assets, intangible assets, including goodwill, and right of use assets) of the cash-generating units (“CGU”) to which goodwill and indefinite-lived assets are allocated, as well as for the additional CGUs with long-lived assets, due to the current crisis scenario associated with the
COVID-19
pandemic, which emerged a necessity for the Company to reassess its strategies and the impacts on its business as the crisis evolves, change in the designation of certain assets to held for sale (Note 1.1.3) and relevant renegotiation of
KC-390
Millennium contract with the Brazilian Air Force (Note 1.1.1) impacting the related CGU.
The following chart presents the changes on impairment losses through the year:

	12.31.2020	Additions	Reversal	Amortization	12.31.2021
Cash-generating units
Mid-Size / Super Mid-Size Platform	60.4	—	(57.9)	(2.5)	—
Satellites	3 .8	1.6	—	—	5.4

	64.2	1.6	(57.9)	(2.5)	5.4

Allocation of impairment losses
Fixed assets - Machinery and equipment	11.3				—
Fixed assets - Tooling	1.5				—
Intangibles - Internally developed	51.4				5.4

	64.2				5.4

Operating segments (Note 38)
Executive Aviation	60.4				—
Defense & Security	3.8				5.4

	64.2				5.4

As a result of impairment tests performed, the Company identified reversal scenario for the accumulated impairment losses recognized before over the
Mid-Size
and Super
Mid-Size
Platform (Executive Aviation) due to (i) improvements in the economic scenario of Executive Aviation market as detailed in Note 1.1.1
 —
Executive Aviation, which can also be observed by the operations results achieved in 2021 (Note 38) and (ii) devaluation of Brazilian Rea
l
 to the U.S. dollars of 7% in 2021, which contributes to reduction of cash outflows in Brazilian Rea
l
 (increase in the exchange rate would decrease CGU’s production costs, or vice versa).
Except for the sensitivity analysis presented as follows of the main CGUs of the Company, the remaining CGUs present headroom falling in range of approximately
50
% to
1
,
000
% when compared the recoverable amount measured by its
value-in-use
and its carrying amount in reporting date.
Therefore, Management concluded there was no
significant risk of impairment loss in these CGUs, considering the assumptions applied in the sensitivity analysis of this reporting period.
The sensitivity analysis presented demonstrates how changes to certain key assumptions in the impairment test of the main CGUs of the Company would change the test results.
E2 Platform (Commercial Aviation)
The impacts over future cash flows related to the decision to pause for three years in the development of the
E175-E2
aircraft, approved by the Board of Directors on February 18, 2022, was considered by Management in the impairment test of the E2 Platform CGU as of December 31, 2021, and did not result in impairment losses.

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause impairment losses of US$ 10

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause impairment losses of US$ 114

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 179

Mid-Size
/ Super
Mid-Size
Platform (Executive Aviation)

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2050 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 107 to US$ 27

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 107 to US$ 39

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 107 to US$ 59
KC-390
Millennium Platform (Defense & Security)

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2041 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 260 to US$ 231

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 260 to US$ 240

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 260 to US$ 241
Key assumptions of impairment test:

•
Impairment tests as of December 31, 2021 were prepared based on value-in-use
applying the discounted cash flow method and ‘traditional’ approach as defined by IAS 36, which the Company understands that is not substantially different of the CGUs fair value less cost to sell under current market conditions. The process of estimating value-in-use
involves assumptions, judgements and projections of future cash flows.

•
The Company revised the identification of its CGUs for the fiscal year ended on December 31, 2021 and did not identified changes as compared to the structure observed on December 31, 2020, The reclassification of certain assets to held for sale in 2021 did not impact the identification and current structure of CGUs.

•
Estimated future cash flows were discounted using the weighted average capital cost rate, which is reconciled to an estimate discount pre-tax
rate of 10.7% and 10.5% as of December 31, 2021 and 2020, respectively.

•
Part of the estimated future cash flows were budgeted in Brazilian Reais and converted into Company’s functional currency (US$) based on observable conversion rates on December 31, 2021 of R$ 5.5805. The depreciation of the Real versus the US Dollar occurred in 2021 of 7% has a positive impact on future cash flows due to the reduction of cash outflows indexed in Reais (cost of products sold and general expenses). However, the appreciation of the Real in future periods might cause reduction of future cash flows and possible impairment losses.